Securities (Details) - Schedule of gross unrealized or unrecognized gains and losses - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Available-for-sale Securities
Available-for-sale Securities, Amortized cost		$ 538
Available-for-sale Securities, Gross unrealized/ unrecognized gains		3
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	$ 33	541
Agency mortgage-backed: residential [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	33	38
Available-for-sale Securities, Gross unrealized/ unrecognized gains
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	33	38
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	462	598
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	16	16
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	2	3
Held-to-maturity Securities, Estimated fair value	$ 476	611
Agency bonds [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost		500
Available-for-sale Securities, Gross unrealized/ unrecognized gains		3
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value		$ 503